Stock Option Plans and Stock-Based Compensation - Summary of Non-Vested Incentive activity (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Number of Shares
Number of Shares, Beginning Balance	1,216,796	1,315,668
Number of shares, granted	1,592,370	401,094	1,349,782
Number of shares, vested	437,829	382,364	10,781
Number of Shares, Forfeited	111,076	117,602	23,333
Non-vested number of shares, Ending Balance	2,583,249	1,216,796	1,315,668
Weighted average grant date Fair Value
Weighted average grant date Fair Value, Beginning Balance	$ 1.05	$ 1.15
Weighted average grant date Fair Value, Granted	4.13	0.81	$ 1.16
Weighted average grant date Fair Value, Vested	1.04	1.16	1.17
Weighted average grant date Fair Value, Forfeited	1.07	1.12	1.17
Weighted average grant date Fair Value, Ending Balance	$ 4.32	$ 1.05	$ 1.15
RSUs Issued and Outstanding
Number of Shares
Number of Shares, Beginning Balance
Number of shares, granted	897,284
Number of shares, vested	0
Number of Shares, Forfeited	0
Non-vested number of shares, Ending Balance	897,284
Weighted average grant date Fair Value
Weighted average grant date Fair Value, Beginning Balance
Weighted average grant date Fair Value, Granted	$ 12.18
Weighted average grant date Fair Value, Vested	0
Weighted average grant date Fair Value, Forfeited	0
Weighted average grant date Fair Value, Ending Balance	$ 12.18